Restricted Stock Unit and Cash-settled Restricted Stock Unit Activity (Detail) (USD $)	12 Months Ended
Oct. 31, 2012
Share Settled Restricted Stock Units
Schedule Of Activity Related To Restricted Shares And Restricted Share [Line Items]
Nonvested at beginning of period, Restricted Stock Units	162,000
Granted, Restricted Stock Units	50,000
Vested, Restricted Stock Units	(93,000)
Forfeited, Restricted Stock Units	(1,000)
Nonvested at end of period, Restricted Stock Units	118,000
Nonvested at beginning of period, Weighted Average Grant Date Fair Value	$ 35.54
Granted, Weighted Average Grant Date Fair Value	$ 27.27
Vested, Weighted Average Grant Date Fair Value	$ 27.58
Forfeited, Weighted Average Grant Date Fair Value	$ 33.97
Nonvested at end of period, Weighted Average Grant Date Fair Value	$ 38.28
Cash-Settled Restricted Stock Units
Schedule Of Activity Related To Restricted Shares And Restricted Share [Line Items]
Nonvested at beginning of period, Restricted Stock Units	393,000
Granted, Restricted Stock Units	285,000
Vested, Restricted Stock Units	(158,000)
Forfeited, Restricted Stock Units	(57,000)
Nonvested at end of period, Restricted Stock Units	463,000
Nonvested at beginning of period, Weighted Average Grant Date Fair Value	$ 48.80
Granted, Weighted Average Grant Date Fair Value	$ 37.10
Vested, Weighted Average Grant Date Fair Value	$ 46.18
Forfeited, Weighted Average Grant Date Fair Value	$ 43.58
Nonvested at end of period, Weighted Average Grant Date Fair Value	$ 43.20